Summary of Significant Accounting Policies - Schedule of Foreign Currency Exchange Rates (Details)	2 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Period End RMB Exchange Rate [Member]
Foreign currency exchange rate	6.1934%	6.1093%
Average RMB Exchange Rate [Member]
Foreign currency exchange rate	6.2715%	6.1431%